DUE FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Due from related parties	$ 0	$ 37,181
Lifschultz Enterprise Company LLC
Due from related parties	0	37,181
Current portion	0	0
Non-current portion	$ 0	$ 37,181